Commitments and Contingencies - Commitments to Fund Newbuilding and Other Construction Contract Costs (Details) - USD ($) $ in Thousands	1 Months Ended
	Jun. 30, 2019	Sep. 30, 2021
Unrecorded Unconditional Purchase Obligation [Line Items]
Total estimated remaining costs		$ 31,896
Estimated Costs Remainder of 2020		5,843
Unrecorded Unconditional Purchase Obligation, to be Paid, Year One		26,053
Equity Method Investments [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Total estimated remaining costs		11,339
Estimated Costs Remainder of 2020		0
Unrecorded Unconditional Purchase Obligation, to be Paid, Year One		11,339
Consolidated Entities [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Total estimated remaining costs		20,557
Estimated Costs Remainder of 2020		5,843
Long-term Purchase Commitment, Amount	$ 53,500
Unrecorded Unconditional Purchase Obligation, to be Paid, Year One		$ 14,714
Bahrain LNG Joint Venture [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Equity Method Investment, Ownership Percentage		30.00%
Bahrain LNG Joint Venture [Member] | Building
Unrecorded Unconditional Purchase Obligation [Line Items]
Line of credit facility, maximum borrowing capacity		$ 23,500
Line of Credit Facility, Remaining Borrowing Capacity		7,100
Bahrain LNG Joint Venture [Member] | Construction [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Total estimated remaining costs		$ 11,300